CONTINGENCIES	12 Months Ended
Dec. 31, 2019
CONTINGENCIES
CONTINGENCIES

27.    CONTINGENCIES

The financial services industry is highly regulated. From time to time, the licensed companies in the financial industry may be required to assist in and/or are subject to inquiries and/or examination by the regulatory authorities of the jurisdiction where they operate. As of the date of this report, the Operating Company is involved in ongoing regulatory inquiries by the regulator where no conclusion has not been reached. The Operating Company has procedures for evaluating whether potential regulatory fines are probable, estimable and material and for updating its contingency reserves and disclosures accordingly. For the years ended December 31, 2018 and 2019, the Group did not make any accrual for the aforementioned loss contingency.